Investment Objectives and Goals	Feb. 28, 2026
Congress Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	CONGRESS MID CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Congress Mid Cap Growth Fund (the “Mid Cap Fund” or “Fund”) seeks long‑term capital appreciation.
Congress Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	CONGRESS LARGE CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Congress Large Cap Growth Fund (the “Large Cap Fund” or “Fund”) seeks long‑term capital growth.
Congress Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	CONGRESS SMALL CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Congress Small Cap Growth Fund (the “Small Cap Fund” or “Fund”) seeks long-term capital growth.
Congress SMid Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	CONGRESS SMid GROWTH ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Congress SMid Growth ETF (the “SMid Fund” or “Fund”) seeks long‑term capital appreciation.
Congress Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	CONGRESS LARGE CAP GROWTH ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Congress Large Cap Growth ETF (the “Large Cap Fund” or “Fund”) seeks long‑term capital growth.
Congress Intermediate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	CONGRESS INTERMEDIATE BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Congress Intermediate Bond ETF (the “Intermediate Bond Fund” or “Fund”) seeks to maximize total return.